13F-HR
9/30/04

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[  ]is a restatement.
[  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York November 5, 2004

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value total:	$141,794

List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

5864

800000

SH



Sole



800000


Abercrombie and Fitch Co.

COM

002896207

4936

156700

SH



Sole



156700


Advance Auto Parts Inc

COM

00751Y106

2408

70000

SH



Sole



70000


Amgen Inc

COM

031162100

16562

291540

SH



Sole



291540


Armstrong Holdings Inc.

COM

042384107

1141

792500

SH



Sole



792500


BE Aerospace

COM

073302101

9100

1000000

SH



Sole



1000000


Calpine Corporation

COM

131347106

2900

1000000

SH



Sole



1000000


Caremarx RX

COM

141705103

8018

250000

SH



Sole



250000


Christopher & Banks Corp

COM

171046105

647

40400

SH



Sole



40400


EMC Corporation

COM

268648102

6924

600000

SH



Sole



600000


Enpro Industries

COM

29355X107

22064

914000

SH



Sole



914000


Flowserve Corporation

COM

34354P105

7798

322500

SH



Sole



322500


Home Depot Inc

COM

437076102

9800

250000

SH



Sole



250000


Martek Biosciences Corp

COM

572901106

2432

50000

SH



Sole



50000


Medtronic Inc

COM

585055106

6228

120000

SH



Sole



120000


Par Pharmaceutical

COM

69888P106

1797

50000

SH



Sole



50000


Pfizer Inc

COM

717081103

1224

40000

SH



Sole



40000


Quest Diagnostics Inc

COM

74834L100

7058

80000

SH



Sole



80000


Sanmina-SCI Corp

COM

800907107

5567

789619

SH



Sole



789619


Siebel Systems Inc

COM

826170102

1810

240000

SH



Sole



240000


Solutia

COM

834376105

780

3000000

SH



Sole



3000000


Titanium Metals Corporation

COM

888339108

14170

604000

SH



Sole



604000


Whitehall Jewellers Inc

COM

965063100

2568

319800

SH



Sole



319800

